Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carried forward	$ 4,869,609	$ 2,145,813
Lease liabilities	204,193	168,605
Deferred revenue	67,821	50,590
Bad debt provision	1,273	14,188
Property and equipment	5,114	2,074
Long-term investment	565,250
Other accruals		107,980
Deferred tax assets, gross	5,713,260	2,489,250
Valuation allowance	(5,116,424)	(2,297,022)	$ (929,574)	$ (238,081)
Deferred tax assets, net of valuation allowance	596,836	192,228
Deferred tax liabilities:
Right-of-use assets	(198,193)	(168,605)
Contract cost assets	(27,643)	(23,586)
Property and equipment	(309)	(37)
Derivative liability	(281,758)
Deferred tax liabilities	(507,903)	(192,228)
Net deferred tax assets	$ 88,933